CASH AND BORROWINGS - Liquidity and capital resources (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about borrowings [line items]
Cash net of bank overdrafts	$ 155	$ 38	$ 102	$ 65
Finance lease commitments		7
Net debt	1,281	1,550	1,361	$ 1,613
Increase (decrease) in net debt	(269)	189	$ (252)
Commited facilities
Disclosure of detailed information about borrowings [line items]
Committed facilities	2,425	$ 2,400
Amount drawn	$ 1,425